Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Designated financial liabilities at fair value through profit or loss [abstract]
Disclosure of financial liabilities designated at fair value

	Designated at fair value		Mandatorily at fair value		Total
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Loans and advances	3,082	3,658	44,557	35,771	47,639	39,429
Debt securities	130	205	2,456	3,044	2,586	3,249
Equity securities	—	—	7,185	6,091	7,185	6,091
Reverse repurchase agreements and other similar secured lending	—	—	149,131	164,681	149,131	164,681
Other financial assets	—	1	110	117	110	118
Financial assets at fair value through the income statement	3,212	3,864	203,439	209,704	206,651	213,568

	2023		2022
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	68,261	82,820	57,846	73,757
Deposits	43,552	44,862	41,037	42,455
Repurchase agreements and other similar secured borrowing	185,716	186,593	172,746	173,511
Other financial liabilities	10	10	8	8
Financial liabilities designated at fair value	297,539	314,285	271,637	289,731